Investment and return - Schedule of Cash and Cash Equivalents Reconciliation to Cash Flow Statement (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment And Return [Abstract]
Cash and cash equivalents per balance sheet	€ 4,326	€ 3,415
Less: Bank overdrafts	(101)	(106)
Add: Cash and cash equivalents included in assets held for sale	0	90
Less: Bank overdraft included in liabilities held for sale	0	(12)
Cash and cash equivalents per cash flow statement	€ 4,225	€ 3,387	€ 5,475	€ 4,116